26. COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 994
2018
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	188
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	165
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	159
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	155
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	92
2023 and thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 235